Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Exploration and evaluation of oil and gas reserves

27.	Exploration and evaluation of oil and gas reserves

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	2023	2022
Property plant and equipment
Opening Balance	1,876	1,994
Additions	505	379
Write-offs	(8)	(545)
Transfers	(1,000)	(83)
Translation adjustment	139	131
Closing Balance	1,512	1,876
Intangible assets
Opening Balance	2,406	2,576
Additions	147	840
Write-offs	(41)	−
Transfers	(16)	(1,187)
Losses on exploration expenditures written off	(364)	−
Translation adjustment	181	177
Closing Balance	2,313	2,406
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,825	4,282
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

The transfers which occurred in Property plant and equipment during 2023 were destined for the production development projects of the Raia Pintada and Raia Manta fields, related to the BM-C-33 block (US$ 968), and the Sépia field (US$ 46).

The additions occurred in Intangible assets during 2023 mainly refer to the signature bonuses paid by the Company to obtain exploration rights in the blocks North Brava (US$ 103) and Southwest Sagitário (US$ 40). In 2022 refer to the Sépia field (US$ 424), Atapu field (US$ 416), while the transfers mainly refer to these fields, as well as the Itapu field (US$ 337).

In 2023, the recognition of losses in Intangible assets (US$ 364) was due to the economic unfeasibility of projects in blocks C-M-210, C-M-277, C-M-344, C-M-346, C-M-411, and C-M-413, which were in the phase of production development. In October 2023, the Company’s Management approved the voluntary full return of these blocks to the ANP, in addition to the return of Dois Irmãos block (US$ 37) and Três Marias block (US$ 6). All blocks are located in the pre-salt layer of the Campos basin and the corresponding assets were written-off.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2023	2022	2021
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(566)	(342)	(358)
Exploration expenditures written off (includes dry wells and signature bonuses)	(421)	(691)	(248)
Contractual penalties on local content requirements	12	165	(47)
Other exploration expenses	(7)	(19)	(34)
Total expenses	(982)	(887)	(687)
Cash used in:
Operating activities	574	360	393
Investment activities	671	1,253	555
Total cash used	1,245	1,613	948

In 2023 and 2022, Petrobras approved the execution, with the ANP, of a Term of Conduct Adjustment (TAC) to offset local content fines related to:

•	24 concessions in which Petrobras has a 100% interest, located in the Barreirinhas, Campos, Espírito Santo, Parecis, Potiguar, Recôncavo, Santos, Sergipe-Alagoas and Solimões basins; and
•	22 concessions in which Petrobras operates in partnership with other concessionaires, located in the Almada, Campos, Espírito Santo, Mucuri, Parnaíba, Pelotas, Pernambuco-Paraíba, Potiguar, Recôncavo, Santos and Sergipe basins.

The TAC provides for the conversion of fines into investment commitments in the Exploration and Production segment with local content. As a result, all administrative proceedings related to the collection of fines arising from alleged non-compliance with local content in these concessions were closed, resulting in a US$ 54 gain in 2023 due to the reversal of liabilities whose settlement approvals by the ANP occurred in 2023 (a US$ 180 gain in 2022 due to the approvals which occurred in that year).

As of December 31, 2023, under the terms of the agreement, Petrobras commits to investing US$ 347 (R$ 1,681 million) in local content by December 31, 2027.

Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

•	geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility are demonstrated are immediately recognized as an expense;
•	amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility are demonstrated. More information on intangible assets accounting policy, see note 25;
•	costs directly attributable to exploratory wells, including their equipment, installations and other costs necessary to identify the technical and commercial feasibility, pending determination of proved reserves, are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the well drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the technical and commercial feasibility of the project is under way (for more information see note 27.1);
•	an internal commission of technical executives of the Company monthly reviews these conditions for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations (for more information see note 4.1);
•	costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission; and
•	costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas (technically and commercially feasible) are capitalized within property, plant and equipment.

27.1.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (1)	2023	2022
Exploratory well costs capitalized for a period of one year	211	406
Exploratory well costs capitalized for a period greater than one year	1,301	1,470
Total capitalized exploratory well costs	1,512	1,876
Number of projects relating to exploratory well costs capitalized for a period greater than one year	17	15

	Capitalized costs (2023)	Number of wells
2022	238	3
2021	87	2
2020	20	1
2018 and previous years	956	16
Exploratory well costs that have been capitalized for a period greater than one year	1,301	22
(1) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 17 projects comprising 22 wells, are composed of (i) US$ 1,301 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval by the ANP; and (ii) US$ 131 relates to costs incurred to evaluate technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.